Auditor's remuneration (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Auditor's Remuneration Paid

	2021 $m	2020 $m	2019 $m
Audit of the Financial Statements	3.7	3.0	3.0
Audit of subsidiaries	3.4	3.3	3.2
Audit-related assurance services	0.2	0.2	0.2
Other assurance services a	0.7	1.1	1.3
Other non-audit services not covered by the above	–	0.1	0.1
	8.0	7.7	7.8

a	In 2020, excluded fees of $0.2m which had not been incurred as at 31 December 2020.